Note 3 - Investment Securities: Schedule of amortized cost and estimated fair values of debt securities (Tables)	3 Months Ended
Mar. 31, 2022
Tables/Schedules
Schedule of amortized cost and estimated fair values of debt securities

	As of March 31, 2022		As of December 31, 2021
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Available-for-Sale
Obligations of states and political subdivisions	$ 245,323,699	$ 234,292,523	$ 248,858,502	$ 261,183,377
Corporate securities	130,316	468,590	130,316	418,548
	$ 245,454,015	$ 234,761,113	$ 248,988,818	$ 261,601,925